DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2023
DHC Acquisition Corp [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

DHC Acquisition Corp (now known as Brand Engagement Network Inc.) (the “Company”) was a blank check company incorporated as a Cayman Islands exempted company on December 22, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

The Company was not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On March 14, 2024 (the “Closing Date”), Brand Engagement Network Inc., a Delaware corporation f/k/a DHC Acquisition Corp (“BEN”, the “Company” and, prior to Closing, “DHC”), consummated the previously announced business combination pursuant to that certain Business Combination Agreement and Plan of Reorganization, dated as of September 7, 2023 (the “Business Combination Agreement”), by and among the Company, BEN Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”), Brand Engagement Network Inc., a Wyoming corporation (“Legacy BEN”) and DHC Sponsor, LLC, a Delaware limited liability company (“Sponsor”), following approval thereof at a special meeting of the Company’s shareholders held on March 5, 2024 (the “Special Meeting”).

Pursuant to the terms of the Business Combination Agreement, on March 13, 2024, the Company migrated to and domesticated as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended, and the Companies Act (As Revised) of the Cayman Islands (the “Domestication”) and changed its name to Brand Engagement Network Inc. On March 14, 2024, the Company consummated the business combination with Brand Engagement Network Inc., a Wyoming corporation (“Legacy BEN”), which merged into the Company’s subsidiary, BEN Merger Subsidiary Corp., a Delaware corporation (“Merger Sub” and such business combination, the “Business Combination”).

At the Special Meeting, the Company’s shareholders approved the Business Combination as well as other proposals related to the Business Combination. On March 14, 2024, the parties to the Business Combination Agreement completed the Business Combination. Prior to and in connection with the Special Meeting, holders of 1,949,706 shares of Class A ordinary shares of the Company exercised their right to redeem those shares for cash at a redemption price originally estimated at approximately $10.77 per share, for an estimated aggregate redemption amount of approximately $20,998,333.62. Ultimately, on the Closing Date, holders of 1,908,504 shares of Class A ordinary shares of DHC redeemed those shares for cash at a redemption price at approximately $10.80 per share, for an aggregate redemption amount of approximately $20,612,041, which was paid out of the trust account established in connection with DHC’s initial public offering following the Closing.

As of the open of trading on March 15, 2024, the Common Stock and public warrants of the Company began trading on the Nasdaq Stock Market LLC (“Nasdaq”) as “BNAI” and “BNAIW,” respectively.

Business Prior to the Business Combination

As of December 31, 2023, the Company had one wholly owned subsidiary that was created on July 22, 2022, BEN Merger Subsidiary Corp, a Delaware corporation (“Merger Sub”), formerly known as Glory Merger Subsidiary Corp.

On March 3, 2023, the Company held an extraordinary general meeting (the “First Extension Meeting”) to vote on a number of proposals, including a proposal to approve an amendment the Company’s amended and restated memorandum and articles of association to (i) extend the date by which the Company has to consummate a business combination from March 4, 2023 to December 4, 2023 (the “Combination Period”). The proposal was approved by the Company’s shareholders. In connection with the First Extension Meeting, the holders of 26,298,498 Class A ordinary shares of the Company (the “Redeeming Shareholders”) properly exercised their right to redeem their Class A ordinary shares for cash at a redemption price of approximately $10.21 per share, for an aggregate redemption amount of approximately $268,585,000. This could adversely impact the Company’s ability to consummate a business combination within the Combination Period.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

On December 1, 2023, the Company held an extraordinary general meeting (the “Second Extension Meeting”) to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a business combination from December 4, 2023 to May 4, 2024. The Article Amendment is effective as of December 1, 2023.

In connection with the Second Extension Meeting, the holders of 2,589,121 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.67 per share, for an aggregate redemption amount of approximately $27,631,384.

All activity through December 31, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the cash held in an interest bearing account), along with income or loss from the change in fair value of the warrant liabilities.

The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300,000,000 which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,000,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to DHC Sponsor LLC, a Delaware limited liability company (the “Sponsor”) generating gross proceeds of $9,000,000, which is described in Note 5.

Following the closing of the Initial Public Offering on March 4, 2021, an amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

On March 5, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional 945,072 Units issued for an aggregate amount of $9,450,720. In connection with the underwriters’ partial exercise of their over-allotment option, the Company also consummated the sale of an additional 126,010 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total proceeds of $189,015. A total of $9,450,720 was deposited into the Trust Account, bringing the aggregate proceeds deposited in the Trust Account to $309,450,720.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Transaction costs amounted to $17,501,346, consisting of $6,189,014 in cash underwriting fees, net of reimbursement, $10,830,775 of deferred underwriting fees and $481,557 of other offering costs.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote any Founder Shares (as defined in Note 6) and Public Shares held by it in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against an Initial Business Combination.

Business Combination Agreement

On July 25, 2022, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “GloriFi Business Combination Agreement”) by and among the Company, Merger Sub and With Purpose, Inc. (d/b/a GloriFi, Inc.), a Delaware corporation (“GloriFi”). On January 26, 2023, the Company sent GloriFi written notice that it had terminated the GloriFi Business Combination Agreement, pursuant to Section 9.01(i) and Section 9.01(f) the GloriFi Business Combination Agreement. The Company’s decision to terminate the GloriFi Business Combination Agreement took into account the fact that GloriFi had previously publicly announced that GloriFi was winding down its operations and closing its digital banking platform and other products. As a result of the termination of the GloriFi Business Combination Agreement, each of the Ancillary Agreements (as defined in the GloriFi Business Combination Agreement) were terminated.

On September 7, 2023, the Company, Merger Sub, and Brand Engagement Network Inc., a Wyoming corporation (“BEN”), and, solely with respect to Section 7.21 and Section 9.03 of the Business Combination Agreement (as defined below), the Sponsor, entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), pursuant to which Merger Sub will merge with and into BEN (the “Merger,” and together with the other transactions related thereto, the “Transactions”), with BEN surviving the Merger as a direct wholly owned subsidiary of DHC. In connection with the Merger, and as further described below, DHC will change its name to “Brand Engagement Network Inc.” (“New BEN”).

Pursuant to the Business Combination Agreement, on March 13, 2024, the day preceding the closing of the Merger (the “Closing”) and following the exercise of their redemption right by the shareholders of DHC (the “DHC Shareholders”), DHC changed its jurisdiction of incorporation by domesticating as a corporation incorporated under the laws of the State of Delaware in accordance with the Delaware General Corporation Law and the Companies Act (as revised) of the Cayman Islands (the “Domestication”).

Upon the effectiveness of the Domestication:

●	DHC changed its name to “Brand Engagement Network Inc.”

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

●	each then issued and outstanding Class A ordinary share, par value $0.0001 per share, of DHC converted automatically into one (1) share of common stock, par value $0.0001 per share, of New BEN (the “New BEN Common Stock”);

●	each then issued and outstanding Class B ordinary share, par value $0.0001 per share, of DHC converted automatically into one (1) share of New BEN Common Stock;

●	each then issued and outstanding DHC warrant exercisable to purchase one Class A ordinary share of DHC converted automatically into one warrant exercisable to purchase one share of New BEN Common Stock (the “New BEN Warrants”); and

●

each unit consisting of one Class A ordinary share of DHC and one-third (1/3) of one DHC warrant converted automatically into a unit consisting of one share of New BEN Common Stock and one-third (1/3) of one New BEN Warrant.

The obligations of BEN and DHC to consummate the Transactions were subject to the satisfaction or waiver (where permissible) at or prior to the Closing of various conditions, including, among other things, (i) expiration or termination of all applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976; (ii) the accuracy of the representations and warranties of DHC and BEN, respectively; (iii) the performance by DHC and BEN, respectively, of its covenants and agreements; (iv) the absence of any material adverse effect that is continuing with respect to DHC and BEN, respectively, during the Interim Period; (v) the approval of BEN’s stockholders and the DHC Shareholders; (vi) the effectiveness of a registration statement on Form S-4 to be filed with the SEC in connection with the Transactions (the “Registration Statement”); (vii) the receipt of requisite government approvals; (viii) DHC having at least $5,000,001 of net tangible assets following the exercise of redemption rights provided in accordance with the organizational documents of DHC; (ix) as a condition to DHC’s obligations to consummate the Transactions, the continued effectiveness of the Reseller Agreement and the Subscription Agreement (each as defined below); and (x) as a condition to BEN’s obligations to consummate the Transactions, the shares of New BEN Common Stock shall have been approved for listing on the Nasdaq Capital Market, or another national securities exchange mutually agreed to by the Parties.

The parties to the Business Combination Agreement made customary representations, warranties and covenants, including, among others, with respect to the conduct of the businesses of BEN and DHC during the period between execution of the Business Combination Agreement and the Closing.

Stockholder Support Agreement

On September 7, 2023, DHC, BEN, and certain stockholders of BEN (“Key BEN Holders”) entered into a Stockholder Support Agreement (the “Stockholder Support Agreement”) pursuant to which the Key BEN Holders agreed to, among other things, (i) waive any appraisal rights in connection with the Merger and (ii) consent to and vote in favor of the Business Combination Agreement and the Transactions.

Lock-Up Agreement

On September 7, 2023, DHC and certain stockholders of BEN entered into a lock-up agreement (the “Lock-Up Agreement”) pursuant to which such stockholders agreed not to, subject to the occurrence of the Closing, (a) sell or otherwise dispose of, or agree to sell or dispose of, directly or indirectly, certain shares of DHC Common Stock held by such persons immediately after the Closing or any shares of DHC Common Stock issuable upon the exercise of options, warrants or other convertible securities to purchase shares of New BEN Common Stock held by such persons immediately after the Closing (collectively, “Lock-Up Shares”), (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of such Lock-Up Shares, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) until the earlier of (i) the twelve (12) month anniversary of the Closing Date, (ii) the date on which the last reported sale price of shares of New BEN Common Stock equals or exceeds $18.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing ninety (90) days after the Closing Date, or (iii) the date specified in a written waiver pursuant to the terms of the Lock-Up Agreement.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2023, the Company had $40,167 in its operating bank account and a working capital deficit of $7,975,260.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 6). As of December 31, 2023, there were no amounts outstanding under any Working Capital Loan.

In connection with the extraordinary general meeting of shareholders held on March 3, 2023 (the “First Extension Meeting”), to extend the date by which the Company has to consummate a business combination (the “Articles Extension”) from March 4, 2023 to December 4, 2023, the Company and the Sponsor, have entered into one or more non-redemption agreements (the “Non-Redemption Agreements”), with several unaffiliated third parties, pursuant to which such third parties agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 400,000 previously-held Class A ordinary shares of the Company (“Non-Redeemed Shares”) in connection with the Articles Extension. In exchange for the foregoing commitments not to redeem such previously held Class A ordinary shares, the Sponsor agreed to transfer an aggregate of 150,000 Class B ordinary shares of the Company held by the Sponsor to such third parties immediately following consummation of an initial business combination if such third parties continued to hold such Non-Redeemed Shares through the Extension Meeting. In Connection with Extension meeting, the Redeeming Shareholders properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.21 per share, for an aggregate redemption amount of $268,585,494.

In connection with the extraordinary general meeting of shareholders held on December 1, 2023, to extend the date by which the Company has to consummate a business combination (the “Articles Extension”) from December 4, 2023 to May 4, 2024, the Company and the Sponsor have entered into one or more non-redemption agreements with several unaffiliated third parties, pursuant to which such third parties holders of an aggregate of 1,971,536 previously-held Class A ordinary shares of the Company agreed not to redeem (or to validly rescind any redemption requests on) such shares in connection with the Articles Extension. In exchange for the foregoing commitments not to redeem such previously-held Class A ordinary shares, the Sponsor agreed to transfer an aggregate of 246,443 Class B ordinary shares of the Company held by the Sponsor to such third parties immediately following consummation of an initial business combination if such third parties continued to hold such Non-Redeemed Shares through the Extension Meeting.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Codification (“ASC”) Topic 205-40, “Basis of Presentation—Going Concern”, management has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be one year from the issuance of these financial statements. On March 14, 2024, the Company consummated the Transaction, however, the liquidity condition of the Company remains unstable. The uncertainty around the Company’s ability to stabilize the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern. Management intends to raise additional capital in order to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023